UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22501

Name of Fund: BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources &

            Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals – 22.2%
Agrium, Inc. (a)	121,500	$11,537,640
CF Industries Holdings, Inc. (a)	55,400	10,845,104
E.I. du Pont de Nemours & Co. (a)	352,700	17,529,190
Israel Chemicals Ltd.	518,700	6,140,515
K+S AG	113,000	5,574,820
Monsanto Co. (a)	264,800	22,672,176
The Mosaic Co. (a)	191,700	11,139,687
Potash Corp. of Saskatchewan, Inc.	605,100	26,721,216
Rentech Nitrogen Partners LP (a)	134,200	4,075,654
Sociedad Quimica y Minera de Chile SA - ADR (a)	126,400	7,575,152
Syngenta AG	46,000	15,685,176
Uralkali OJSC - GDR	257,900	10,711,474

		150,207,804

Energy Equipment & Services – 2.4%
Atwood Oceanics, Inc. (a)(b)	18,800	837,164
Basic Energy Services, Inc. (a)(b)	25,500	275,910
Calfrac Well Services Ltd. (a)	7,600	179,608
Core Laboratories NV (a)	30,700	3,424,892
Forum Energy Technologies, Inc. (a)(b)	45,900	956,556
Halliburton Co. (a)	45,100	1,494,163
Key Energy Services, Inc. (a)(b)	153,600	1,230,336
National Oilwell Varco, Inc. (a)	29,700	2,147,310
Patterson-UTI Energy, Inc. (a)	92,500	1,431,900
Schlumberger Ltd. (a)	16,500	1,175,790
Seadrill Ltd.	48,554	1,892,223
Technip SA	12,200	1,280,697

		16,326,549

Food Products – 2.7%
Archer-Daniels-Midland Co. (a)	269,500	7,031,255
Bunge Ltd. (a)	117,600	7,734,552
SLC Agricola SA	307,600	3,399,932

		18,165,739

Machinery – 4.4%
AGCO Corp. (b)	261,800	11,477,312
Deere & Co. (a)	161,700	12,421,794
Joy Global, Inc. (a)	105,700	5,490,058

		29,389,164

Metals & Mining – 28.1%
Alexco Resource Corp. (a)(b)	720,300	2,982,042
Allegheny Technologies, Inc. (a)	131,800	3,957,954
Allied Nevada Gold Corp. (a)(b)	309,300	7,995,405
Augusta Resource Corp. (b)	870,200	1,601,168
Avalon Rare Metals, Inc. (b)	108,500	163,370
BHP Billiton Ltd. - ADR (a)	74,000	4,909,160
Centerra Gold, Inc. (a)	254,800	1,831,887
Cliffs Natural Resources, Inc. (a)	27,000	1,104,030
Compass Minerals International, Inc. (a)	105,300	7,617,402
Detour Gold Corp. (a)(b)	303,900	6,739,528
Eldorado Gold Corp. (a)	654,100	7,070,821

Common Stocks	Shares	Value
Metals & Mining (concluded)
Endeavour Silver Corp. (b)	246,000	$1,955,700
First Majestic Silver Corp. (a)(b)	229,200	3,706,164
Franco-Nevada Corp. (a)	343,700	16,772,875
Freeport-McMoRan Copper & Gold, Inc. (a)	200,000	6,734,000
Fresnillo Plc	463,400	10,520,234
Goldcorp, Inc. (a)	349,300	12,588,772
HudBay Minerals, Inc. (a)	411,800	3,478,034
Iluka Resources Ltd.	207,900	2,053,178
Kenmare Resources Plc (b)	4,501,400	2,634,429
MAG Silver Corp. (a)(b)	490,800	4,512,316
McEwen Mining, Inc. (a)(b)	815,400	2,438,046
New Gold, Inc. (a)(b)	574,800	5,805,480
Newmont Mining Corp. (a)	254,900	11,335,403
NovaCopper, Inc. (b)	142,583	249,520
Novagold Resources, Inc. (a)(b)	855,500	3,396,335
Pan American Silver Corp. (a)	117,200	1,750,968
Prospect Global Resources, Inc. (b)	2,884,615	6,634,616
Rio Tinto Plc - ADR (a)	96,300	4,450,023
Seabridge Gold, Inc. (a)(b)	495,600	7,265,496
Silver Wheaton Corp. (a)	721,400	19,867,356
Silvercorp Metals, Inc. (a)	1,207,400	6,435,442
Teck Resources Ltd., Class B (a)	199,500	5,595,986
Titanium Metals Corp. (a)	365,500	4,261,730

		190,414,870

Oil, Gas & Consumable Fuels – 38.0%
Alpha Natural Resources, Inc. (a)(b)	308,165	2,160,237
AltaGas Ltd.	317,800	9,887,181
Anadarko Petroleum Corp. (a)	28,600	1,985,984
Angle Energy, Inc. (a)(b)	102,300	375,394
Apache Corp. (a)	53,100	4,572,972
Baytex Energy Corp. (a)	77,400	3,209,146
Bill Barrett Corp. (a)(b)	65,700	1,383,642
Bonanza Creek Energy, Inc. (a)(b)	74,400	1,304,232
Bonavista Energy Corp. (a)	138,100	2,510,408
Cenovus Energy, Inc.	70,000	2,135,700
Cheniere Energy, Inc. (a)(b)	116,100	1,582,443
Chesapeake Energy Corp. (a)	118,000	2,220,760
Chevron Corp.	42,200	4,624,276
Cobalt International Energy, Inc. (a)(b)	30,000	753,000
Concho Resources, Inc. (a)(b)	30,000	2,557,500
CONSOL Energy, Inc. (a)	248,100	7,189,938
Continental Resources, Inc. (a)(b)	22,900	1,465,371
Crescent Point Energy Corp. (a)	276,900	11,005,867
Crew Energy, Inc. (a)(b)	89,500	617,580
Denbury Resources, Inc. (a)(b)	205,400	3,105,648
Enbridge Energy Partners LP (a)	116,411	3,474,868
Energy XXI (Bermuda) Ltd. (a)	45,800	1,428,044
Enterprise Products Partners LP	283,700	15,036,100
EOG Resources, Inc. (a)	60,400	5,919,804
EQT Corp. (a)	30,100	1,697,640
Exxon Mobil Corp. (a)	13,900	1,207,215

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of	ADR	American Depositary Receipt	GBP	British Pound
Investments, the names and descriptions of many securities have	AUD	Australian Dollar	GDR	Global Depositary Receipt
been abbreviated according to the following list:	BRL	Brazilian Real	ILS	Israeli Shekel
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	USD	US Dollar
	EUR	Euro

JULY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Gasco Energy, Inc. (b)	375,000	$63,000
Guide Exploration Ltd. (b)	159,300	362,172
Hess Corp. (a)	31,700	1,494,972
James River Coal Co. (b)	89,800	205,642
Keyera Corp. (a)	205,400	9,272,033
Kodiak Oil & Gas Corp. (a)(b)	140,200	1,170,670
Magellan Midstream Partners LP (a)	137,800	10,780,094
MarkWest Energy Partners LP (a)	178,500	9,383,745
Noble Energy, Inc. (a)	45,800	4,004,294
Occidental Petroleum Corp. (a)	123,000	10,704,690
ONEOK Partners LP (a)	282,650	16,433,271
Patriot Coal Corp. (b)	64,500	6,450
Peabody Energy Corp. (a)	121,200	2,530,656
Permian Basin Royalty Trust (a)	605,385	11,042,222
PetroBakken Energy Ltd., Class A (a)	15,700	194,910
PetroChina Co. Ltd. - ADR (a)	6,700	837,098
Pioneer Natural Resources Co. (a)	22,200	1,967,586
Plains All American Pipeline LP (a)	186,000	16,368,000
Plains Exploration & Production Co. (a)(b)	79,100	3,160,836
Range Resources Corp.	56,400	3,530,640
Rex Energy Corp. (a)(b)	70,800	897,744
Rosetta Resources, Inc. (a)(b)	46,500	1,939,980
Royal Dutch Shell Plc, Class A - ADR	94,200	6,424,440
Ship Finance International Ltd. (a)	390,400	5,652,992
Southwestern Energy Co. (b)	18,600	618,450
Statoil ASA	104,600	2,485,985
Suncor Energy, Inc. (a)	160,600	4,904,724
Targa Resources Partners LP	97,200	3,690,684
Total SA - ADR (a)	163,000	7,489,850
Valero Energy Corp. (a)	81,200	2,233,000
Vermilion Energy, Inc. (a)	133,600	6,228,050
Whiting Petroleum Corp. (a)(b)	113,400	4,581,360
Williams Partners LP (a)	239,700	13,018,107

		257,089,297

Total Common Stocks – 97.8%		661,593,423

Investment Companies – 2.7%

Sprott Physical Gold Trust (b)	1,285,600	18,062,680

Total Long-Term Investments (Cost – $ 804,789,561) – 100.5%		679,656,103

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	2,814,909	2,814,909

Total Short-Term Securities (Cost – $ 2,814,909) – 0.4%		2,814,909

Total Investments Before Outstanding Options Written (Cost – $ 807,604,470*) – 100.9%		682,471,012

Options Written	Contracts
Exchange-Traded Call Options – (0.8)%
Agrium, Inc., Strike Price USD 95, Expires 9/24/12	400	(160,000)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Alexco Resource Corp.:
Strike Price USD 5, Expires 8/20/12	750	$(7,500)
Strike Price USD 5, Expires 9/24/12	78	(780)
Allegheny Technologies, Inc.:
Strike Price USD 30, Expires 8/20/12	435	(50,025)
Strike Price USD 32.50, Expires 8/20/12	435	(13,050)
Allied Nevada Gold Corp., Strike Price USD 30, Expires 8/20/12	730	(10,950)
Alpha Natural Resources, Inc., Strike Price USD 11, Expires 8/20/12	300	(1,200)
AltaGas Ltd., Strike Price CAD 30, Expires 10/22/12	1,000	(152,067)
Anadarko Petroleum Corp.:
Strike Price USD 72.50, Expires 8/20/12	50	(5,750)
Strike Price USD 72.50, Expires 9/24/12	50	(13,275)
Angle Energy, Inc., Strike Price CAD 3.50, Expires 9/24/12	170	(6,781)
Apache Corp., Strike Price USD 87.50, Expires 9/24/12	180	(59,400)
Archer-Daniels-Midland Co.:
Strike Price USD 28, Expires 8/20/12	445	(2,448)
Strike Price USD 29, Expires 8/20/12	445	(1,112)
Atwood Oceanics, Inc., Strike Price USD 40, Expires 8/20/12	62	(29,760)
Basic Energy Services, Inc., Strike Price USD 10, Expires 8/20/12	84	(9,240)
Baytex Energy Corp.:
Strike Price CAD 44, Expires 8/20/12	130	(4,861)
Strike Price CAD 44, Expires 9/24/12	125	(12,776)
BHP Billiton Ltd. - ADR:
Strike Price USD 65, Expires 8/20/12	75	(19,538)
Strike Price USD 67.50, Expires 8/20/12	110	(13,365)
Strike Price USD 65, Expires 9/24/12	75	(26,438)
Bill Barrett Corp.:
Strike Price USD 17.50, Expires 8/20/12	190	(73,150)
Strike Price USD 22.50, Expires 9/24/12	30	(3,300)
Bonanza Creek Energy, Inc., Strike Price USD 17.50, Expires 8/20/12	130	(10,075)
Bonavista Energy Corp., Strike Price CAD 17, Expires 8/20/12	455	(62,385)
Bunge Ltd., Strike Price USD 62.50, Expires 9/24/12	390	(163,800)
Calfrac Well Services Ltd., Strike Price CAD 23, Expires 8/20/12	25	(3,178)
Centerra Gold, Inc.:
Strike Price CAD 13, Expires 8/20/12	415	(4,138)
Strike Price CAD 7, Expires 9/24/12	425	(39,201)
CF Industries Holdings, Inc., Strike Price USD 195, Expires 8/20/12	277	(200,825)
Cheniere Energy, Inc.:
Strike Price USD 16, Expires 8/20/12	200	(4,000)
Strike Price USD 15, Expires 9/24/12	82	(6,355)
Strike Price USD 16, Expires 9/24/12	100	(5,000)
Chesapeake Energy Corp.:
Strike Price USD 20, Expires 8/20/12	50	(2,400)
Strike Price USD 20, Expires 9/24/12	340	(36,040)

2	JULY 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Cliffs Natural Resources, Inc., Strike Price USD 50, Expires 8/20/12	89	$(578)
Cobalt International Energy, Inc., Strike Price USD 27.50, Expires 8/20/12	100	(6,500)
Compass Minerals International, Inc., Strike Price USD 77.50, Expires 8/24/12	100	(2,325)
Concho Resources, Inc., Strike Price USD 85, Expires 9/24/12	100	(52,500)
CONSOL Energy, Inc., Strike Price USD 31, Expires 8/20/12	418	(15,048)
Continental Resources, Inc.:
Strike Price USD 75, Expires 8/20/12	20	(500)
Strike Price USD 80, Expires 8/20/12	55	(550)
Core Laboratories NV:
Strike Price USD 120, Expires 8/20/12	50	(1,625)
Strike Price USD 110, Expires 9/24/12	51	(30,345)
Crescent Point Energy Corp.:
Strike Price CAD 40, Expires 8/20/12	635	(36,409)
Strike Price CAD 41, Expires 8/20/12	280	(6,282)
Crew Energy, Inc., Strike Price CAD 7.50, Expires 8/20/12	295	(5,883)
Deere & Co., Strike Price USD 80, Expires 8/20/12	150	(10,650)
Denbury Resources, Inc., Strike Price USD 15, Expires 8/20/12	675	(50,625)
Detour Gold Corp.:
Strike Price CAD 25, Expires 8/20/12	518	(10,331)
Strike Price CAD 22, Expires 9/24/12	487	(91,053)
E.I. du Pont de Nemours & Co., Strike Price USD 50, Expires 8/20/12	440	(24,860)
Eldorado Gold Corp.:
Strike Price USD 13, Expires 8/20/12	300	(1,500)
Strike Price USD 14, Expires 8/20/12	500	(2,500)
Strike Price USD 11, Expires 9/24/12	315	(20,475)
Enbridge Energy Partners LP, Strike Price USD 30, Expires 8/20/12	200	(3,500)
Energy XXI (Bermuda) Ltd., Strike Price USD 35, Expires 9/24/12	70	(6,300)
EOG Resources, Inc., Strike Price USD 100, Expires 8/20/12	200	(58,700)
EQT Corp., Strike Price USD 52.50, Expires 8/18/12	100	(46,406)
Exxon Mobil Corp., Strike Price USD 84, Expires 8/18/12	45	(14,130)
First Majestic Silver Corp.:
Strike Price USD 17.50, Expires 8/20/12	250	(5,625)
Strike Price USD 17.50, Expires 9/24/12	500	(33,750)
Forum Energy Technologies, Inc., Strike Price USD 20, Expires 8/20/12	18	(2,025)
Franco-Nevada Corp.:
Strike Price CAD 48, Expires 8/20/12	340	(63,569)
Strike Price CAD 50, Expires 8/20/12	340	(29,665)
Freeport-McMoRan Copper & Gold, Inc.:
Strike Price USD 36, Expires 8/20/12	460	(13,110)
Strike Price USD 38, Expires 8/20/12	200	(1,700)
Goldcorp, Inc.:
Strike Price USD 34, Expires 9/24/12	575	(181,125)
Strike Price USD 35, Expires 9/24/12	575	(144,325)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Halliburton Co.:
Strike Price USD 31, Expires 8/20/12	75	$(17,550)
Strike Price USD 32, Expires 8/20/12	40	(6,240)
Hess Corp.:
Strike Price USD 45, Expires 8/20/12	52	(14,768)
Strike Price USD 46.50, Expires 9/22/12	55	(15,714)
HudBay Minerals, Inc.:
Strike Price CAD 8, Expires 8/20/12	755	(48,936)
Strike Price CAD 9, Expires 8/20/12	605	(7,541)
Joy Global, Inc.:
Strike Price USD 60, Expires 8/20/12	255	(5,482)
Strike Price USD 62.50, Expires 8/20/12	100	(1,200)
Strike Price USD 52.50, Expires 9/24/12	340	(117,300)
Key Energy Services, Inc., Strike Price USD 7.50, Expires 8/20/12	520	(39,000)
Keyera Corp.:
Strike Price CAD 44, Expires 8/20/12	250	(33,654)
Strike Price CAD 44, Expires 10/22/12	250	(48,611)
Kodiak Oil & Gas Corp.:
Strike Price USD 9, Expires 8/20/12	216	(7,020)
Strike Price USD 10, Expires 9/24/12	28	(1,190)
MAG Silver Corp.:
Strike Price CAD 9, Expires 8/20/12	800	(37,892)
Strike Price CAD 10, Expires 9/24/12	820	(30,662)
Magellan Midstream Partners LP:
Strike Price USD 70, Expires 8/20/12	237	(201,450)
Strike Price USD 75, Expires 9/24/12	250	(91,250)
MarkWest Energy Partners LP:
Strike Price USD 50, Expires 8/20/12	100	(18,000)
Strike Price USD 52.50, Expires 8/20/12	200	(16,500)
McEwen Mining, Inc., Strike Price USD 3, Expires 9/24/12	100	(3,000)
Monsanto Co.:
Strike Price USD 80, Expires 8/20/12	460	(277,150)
Strike Price USD 84.35, Expires 8/29/12	865	(249,096)
The Mosaic Co., Strike Price USD 57.50, Expires 8/20/12	633	(109,509)
National Oilwell Varco, Inc., Strike Price USD 70, Expires 9/24/12	100	(48,500)
New Gold, Inc.:
Strike Price USD 10, Expires 8/20/12	805	(36,225)
Strike Price USD 11, Expires 8/20/12	400	(5,000)
Strike Price USD 10, Expires 9/24/12	805	(62,388)
Newmont Mining Corp.:
Strike Price USD 45, Expires 9/24/12	420	(72,030)
Strike Price USD 46, Expires 9/24/12	420	(54,810)
Noble Energy, Inc., Strike Price USD 92.50, Expires 9/24/12	150	(24,375)
Novagold Resources, Inc., Strike Price USD 6, Expires 9/24/12	409	(4,090)

JULY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Occidental Petroleum Corp.:
Strike Price USD 87.50, Expires 8/20/12	37	$(7,437)
Strike Price USD 90, Expires 8/20/12	320	(31,360)
Strike Price USD 87.50, Expires 9/24/12	37	(12,488)
Strike Price USD 90, Expires 9/24/12	50	(11,050)
ONEOK Partners LP, Strike Price USD 55, Expires 8/20/12	326	(102,690)
Pan American Silver Corp.:
Strike Price USD 21, Expires 8/20/12	120	(600)
Strike Price USD 14, Expires 9/24/12	270	(44,550)
Patterson-UTI Energy, Inc., Strike Price USD 15, Expires 8/20/12	305	(25,925)
Peabody Energy Corp.:
Strike Price USD 26, Expires 8/20/12	210	(1,260)
Strike Price USD 27, Expires 8/20/12	210	(840)
Permian Basin Royalty Trust, Strike Price USD 18.50, Expires 8/09/12	250	(1,769)
PetroBakken Energy Ltd., Class A, Strike Price CAD 13, Expires 8/20/12	51	(1,017)
PetroChina Co. Ltd. - ADR, Strike Price USD 125, Expires 9/24/12	22	(9,130)
Pioneer Natural Resources Co., Strike Price USD 90, Expires 9/24/12	73	(40,150)
Plains All American Pipeline LP, Strike Price USD 87.50, Expires 9/24/12	620	(91,450)
Plains Exploration & Production Co.:
Strike Price USD 41, Expires 8/20/12	110	(12,870)
Strike Price USD 42, Expires 8/20/12	150	(11,925)
Rentech Nitrogen Partners LP:
Strike Price USD 30, Expires 8/20/12	250	(21,250)
Strike Price USD 30, Expires 9/24/12	200	(24,500)
Rex Energy Corp.:
Strike Price USD 12.50, Expires 8/20/12	120	(9,000)
Strike Price USD 12.50, Expires 9/24/12	115	(13,800)
Rio Tinto Plc - ADR, Strike Price USD 50, Expires 8/20/12	635	(14,288)
Rosetta Resources, Inc., Strike Price USD 40, Expires 8/20/12	153	(43,988)
Schlumberger Ltd.:
Strike Price USD 67.50, Expires 8/20/12	10	(4,450)
Strike Price USD 71, Expires 9/07/12	45	(12,583)
Seabridge Gold, Inc.:
Strike Price USD 18, Expires 8/20/12	720	(7,200)
Strike Price USD 15, Expires 9/24/12	720	(66,600)
Ship Finance International Ltd.:
Strike Price USD 15, Expires 8/20/12	310	(6,975)
Strike Price USD 17.50, Expires 8/20/12	250	(2,500)
Strike Price USD 15, Expires 9/24/12	330	(16,500)
Silver Wheaton Corp.:
Strike Price USD 28, Expires 8/20/12	1,380	(111,780)
Strike Price USD 29, Expires 8/20/12	500	(22,000)
Strike Price USD 32, Expires 8/20/12	500	(2,000)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Silvercorp Metals, Inc., Strike Price USD 6.66, Expires 8/09/12	500	$(1)
Sociedad Quimica y Minera de Chile SA - ADR, Strike Price USD 60, Expires 9/24/12	200	(29,500)
Suncor Energy, Inc., Strike Price USD 30, Expires 8/20/12	350	(41,825)
Teck Resources Ltd., Class B:
Strike Price CAD 34, Expires 8/20/12	290	(1,446)
Strike Price CAD 36, Expires 8/20/12	355	(2,124)
Titanium Metals Corp.:
Strike Price USD 12, Expires 8/20/12	1,465	(40,288)
Strike Price USD 12, Expires 9/24/12	360	(17,100)
Total SA - ADR, Strike Price USD 45, Expires 8/20/12	155	(24,025)
Valero Energy Corp.:
Strike Price USD 23, Expires 8/20/12	135	(61,088)
Strike Price USD 24, Expires 8/20/12	135	(47,925)
Vermilion Energy, Inc., Strike Price CAD 44, Expires 8/20/12	465	(150,696)
Whiting Petroleum Corp.:
Strike Price USD 40, Expires 8/20/12	155	(28,675)
Strike Price USD 42.50, Expires 8/20/12	155	(12,400)
Strike Price USD 42.50, Expires 9/24/12	43	(7,740)
Strike Price USD 45, Expires 9/24/12	43	(4,300)
Williams Partners LP:
Strike Price USD 55, Expires 8/20/12	600	(25,500)
Strike Price USD 56, Expires 8/27/12	200	(7,414)

Total Exchange-Traded Call Options		(5,182,737)

Over-the-Counter Call Options – (0.5)%
AGCO Corp., Strike Price USD 41.85, Expires 8/15/12, Broker Morgan Stanley & Co., Inc.	91,500	(239,372)
Alexco Resource Corp., Strike Price USD 4.59, Expires 9/06/12, Broker Citigroup Global Markets, Inc.	50,000	(7,332)
Augusta Resource Corp., Strike Price USD 2.10, Expires 8/10/12, Broker Citigroup Global Markets, Inc.	65,000	(1,823)
Bonanza Creek Energy, Inc., Strike Price USD 16.32, Expires 9/06/12, Broker Morgan Stanley & Co., Inc.	12,000	(20,761)
Cenovus Energy, Inc., Strike Price USD 33.06, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	24,000	(1,854)
Chevron Corp.:
Strike Price USD 103.09, Expires 8/03/12, Broker Banc of America Securities	11,000	(71,357)
Strike Price USD 106.40, Expires 8/27/12, Broker Deutsche Bank Securities Corp.	3,500	(14,923)
Compass Minerals International, Inc., Strike Price USD 77.16, Expires 8/24/12, Broker Citigroup Global Markets, Inc.	25,000	(6,772)

4	JULY 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
CONSOL Energy, Inc., Strike Price USD 29.95, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	40,000	$(2,932)
Deere & Co., Strike Price USD 74.99, Expires 8/03/12, Broker Deutsche Bank Securities Corp.	38,400	(72,730)
E.I. du Pont de Nemours & Co., Strike Price USD 51.15, Expires 8/10/12, Broker Banc of America Securities	132,000	(15,369)
Eldorado Gold Corp., Strike Price USD 14.02, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	104,500	(7)
Endeavour Silver Corp., Strike Price USD 8.11, Expires 8/16/12, Broker Goldman Sachs & Co.	82,000	(24,580)
Energy XXI (Bermuda) Ltd., Strike Price USD 31.06, Expires 8/16/12, Broker Goldman Sachs & Co.	9,000	(11,448)
Enterprise Products Partners LP, Strike Price USD 53.58, Expires 9/07/12, Broker Banc of America Securities	93,500	(58,956)
Forum Energy Technologies, Inc., Strike Price USD 20.97, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	13,500	(5,748)
Franco-Nevada Corp., Strike Price CAD 48.88, Expires 8/29/12, Broker Deutsche Bank Securities Corp.	52,000	(87,702)
Fresnillo Plc:
Strike Price GBP 14.35, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	30,700	(26,186)
Strike Price GBP 13.89, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	36,300	(61,466)
Strike Price GBP 14.99, Expires 9/05/12, Broker Banc of America Securities	86,000	(74,616)
Halliburton Co., Strike Price USD 31.72, Expires 9/07/12, Broker Banc of America Securities	4,000	(8,582)
HudBay Minerals, Inc., Strike Price CAD 8.29, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	70,000	(25,159)
Iluka Resources Ltd., Strike Price AUD 13.56, Expires 8/01/12, Broker Citigroup Global Markets, Inc.	71,000	(1)
Israel Chemicals Ltd., Strike Price ILS 43.03, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	171,200	(183,153)
K+S AG, Strike Price EUR 35.09, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	37,300	(229,674)
Kenmare Resources Plc:
Strike Price GBP 0.38, Expires 8/13/12, Broker UBS Securities LLC	800,000	(11,977)
Strike Price GBP 0.36, Expires 9/05/12, Broker Banc of America Securities	685,500	(40,767)
Keyera Corp., Strike Price CAD 42.93, Expires 8/24/12, Broker Morgan Stanley & Co., Inc.	30,000	(77,573)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Kodiak Oil & Gas Corp., Strike Price USD 8.64, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	22,000	$(3,830)
MarkWest Energy Partners LP, Strike Price USD 55.04, Expires 9/07/12, Broker Banc of America Securities	32,500	(12,055)
Novagold Resources, Inc., Strike Price USD 6.51, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	158,300	(13)
ONEOK Partners LP:
Strike Price USD 56.60, Expires 9/10/12, Broker Banc of America Securities	17,000	(46,798)
Strike Price USD 58.58, Expires 9/14/12, Broker Citigroup Global Markets, Inc.	50,000	(42,982)
Permian Basin Royalty Trust, Strike Price USD 17.42, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	25,000	(21,197)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 39.42, Expires 8/03/12, Broker Citigroup Global Markets, Inc.	206,500	(978,810)
Range Resources Corp., Strike Price USD 60, Expires 8/07/12, Broker Banc of America Securities	18,000	(54,314)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 69.42, Expires 9/04/12, Broker Morgan Stanley & Co., Inc.	7,000	(5,332)
Strike Price USD 68.17, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	26,000	(39,792)
Seadrill Ltd., Strike Price NOK 205.55, Expires 8/13/12, Broker Banc of America Securities	16,000	(77,945)
Ship Finance International Ltd., Strike Price USD 15.61, Expires 9/05/12, Broker Deutsche Bank Securities Corp.	48,000	(7,355)
Silvercorp Metals, Inc., Strike Price USD 5.19, Expires 8/27/12, Broker Morgan Stanley & Co., Inc.	100,000	(31,140)
SLC Agricola SA:
Strike Price BRL 20.35, Expires 8/07/12, Broker Goldman Sachs & Co.	26,300	(27,414)
Strike Price BRL 19.53, Expires 8/22/12, Broker Credit Suisse First Boston	16,000	(23,315)
Strike Price BRL 21.96, Expires 9/04/12, Broker Credit Suisse First Boston	31,500	(19,388)
Strike Price BRL 22.70, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	27,700	(14,418)
Sociedad Quimica y Minera de Chile SA - ADR, Strike Price USD 61, Expires 8/31/12, Broker Goldman Sachs & Co.	22,000	(19,642)
Southwestern Energy Co., Strike Price USD 29.84, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	12,000	(41,880)

JULY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Sprott Physical Gold Trust:
Strike Price USD 14.05, Expires 8/03/12, Broker Credit Suisse First Boston	125,000	$(11,461)
Strike Price USD 14.08, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	125,000	(19,275)
Strike Price USD 13.94, Expires 8/16/12, Broker UBS Securities LLC	125,000	(33,736)
Strike Price USD 13.77, Expires 8/27/12, Broker Goldman Sachs & Co.	49,300	(21,438)
Statoil ASA, Strike Price NOK 143.75, Expires 9/12/12, Broker Banc of America Securities	34,500	(27,453)
Suncor Energy, Inc., Strike Price USD 30.28, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	21,000	(16,527)
Syngenta AG, Strike Price CHF 327.23, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	15,200	(131,821)
Targa Resources Partners LP, Strike Price USD 35.98, Expires 8/03/12, Broker Goldman Sachs & Co.	34,000	(67,660)
Technip SA:
Strike Price EUR 78.52, Expires 8/13/12, Broker UBS Securities LLC	2,000	(17,593)
Strike Price EUR 88.11, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	2,000	(5,515)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Total SA - ADR, Strike Price USD 43.15, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	41,500	$(123,083)
Uralkali OJSC - GDR, Strike Price USD 40.71, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	85,100	(165,793)

Total Over-the-Counter Call Options		(3,491,795)

Total Options Written (Premiums Received – $7,320,138) – (1.3)%		(8,674,532)

Total Investments Net of Outstanding Options Written – 99.6%		673,796,480
Other Assets Less Liabilities – 0.4%		3,003,378

Net Assets – 100.0%		$676,799,858

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$811,434,054

Gross unrealized appreciation	$29,284,009
Gross unrealized depreciation	(158,247,051)

Net unrealized depreciation	$(128,963,042)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	90,423,660	(87,608,751)	2,814,909	$1,105	$30,642

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

USD	11,950	CAD	12,000	UBS Securities LLC	8/01/12	$(16)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

6	JULY 31, 2012

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$112,095,819	$38,111,985	–	$150,207,804
Energy Equipment & Services	13,153,629	3,172,920	–	16,326,549
Food Products	18,165,739	–	–	18,165,739
Machinery	29,389,164	–	–	29,389,164
Metals & Mining	175,207,029	15,207,841	–	190,414,870
Oil, Gas & Consumable Fuels	254,603,312	2,485,985	–	257,089,297
Investment Companies	18,062,680	–	–	18,062,680
Short-Term Securities	2,814,909	–	–	2,814,909

Total	$623,492,281	$58,978,731	–	$682,471,012

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(4,833,296)	$(3,841,236)	–	$(8,674,532)
Foreign currency exchange contracts	(16)	–	–	(16)

Total	$(4,833,312)	$(3,841,236)	–	$(8,674,548)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$3,127,283	–	–	$3,127,283
Foreign currency	16,755	–	–	16,755

Total	$3,144,038	–	–	$3,144,038

There were no transfers between levels during the period ended July 31, 2012.

JULY 31, 2012	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Resources & Commodities Strategy Trust

Date:	September 25, 2012